CASH, CASH EQUIVALENTS AND SHORT AND LONG TERM INVESTMENTS - Long-term Investments, UiTV (Details) - USD ($) $ in Thousands			12 Months Ended					37 Months Ended
	Jun. 21, 2012	Oct. 16, 2010	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Business Acquisition [Line Items]
Equity in net income (loss) of affiliated companies			$ (687)	$ 984	$ (13,954)
Investment impairment			$ 1,690	$ 5,336	16,347
UiTV
Business Acquisition [Line Items]
Payments to acquire investments		$ 30,000
Percentage of shares acquired		75.00%
Aggregate cash consideration		$ 20,000
Percentage of ownership lost	49.00%
UiTV | Convertible bonds of private company
Business Acquisition [Line Items]
Payment to acquire available-for-sale debt securities								$ 35,100
Interest rate of debt securities (as a percent)								6.50%
Equity in net income (loss) of affiliated companies					(14,000)	$ (3,600)
Amount invested					$ 0			$ 0
Loss from equity method investment (as a percent)					100.00%	100.00%
Investment impairment					$ 6,000	$ 2,400	$ 9,100
UiTV | Series A preferred stock
Business Acquisition [Line Items]
Equity in net income (loss) of affiliated companies						$ (5,300)	$ (9,600)
Amount invested					$ 0			$ 0
Loss from equity method investment (as a percent)						49.00%	49.00%
UiTV | Common Stock
Business Acquisition [Line Items]
Aggregate purchase price		$ 10,000